Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Preferred shares [member]	Common shares [member]	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2018	$ 79,861			$ 6,306	$ 17,635	$ 3	$ (18)	$ 51,018	$ 4,823	$ 79,767	$ 94	$ (12)	$ 4,147	$ 688
Changes in equity
Issues of share capital	361			350	11					361
Common shares purchased for cancellation	(348)		$ (45)		(45)			(303)		(348)
Redemption of preferred shares	(250)			(250)						(250)
Sales of treasury shares	1,611					82	1,529			1,611
Purchases of treasury shares	(1,632)					(85)	(1,547)			(1,632)
Share-based compensation awards	2		11					2		2
Dividends on common shares	(1,407)							(1,407)		(1,407)
Dividends on preferred shares and other	(74)							(74)		(74)
Other	2							2		2
Net income	3,172							3,170		3,170	2
Total other comprehensive income (loss), net of taxes	(672)							(224)	(449)	(673)	1	(31)	(28)	(390)
Balance at end of period at Jan. 31, 2019	80,626			6,406	17,601		(36)	52,184	4,374	80,529	97	(43)	4,119	298
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019	83,625			5,706	17,645	1	(58)	55,981	4,248	83,523	102	33	4,221	(6)
Balance at beginning of period (Transition adjustment (Note 2)) at Oct. 31, 2019	(107)							(107)		(107)
Balance at beginning of period (Balance After IFRS Adjustments) at Oct. 31, 2019	83,518			5,706	17,645	1	(58)	55,874	4,248	83,416	102	33	4,221	(6)
Balance at beginning of period at Oct. 31, 2019	83,625
Changes in equity
Issues of share capital	18				18					18
Common shares purchased for cancellation	(727)		(86)		(86)			(641)		(727)
Redemption of preferred shares	(8)	$ (8)								(8)
Sales of treasury shares	1,599					33	1,566			1,599
Purchases of treasury shares	(1,613)					(33)	(1,580)			(1,613)
Share-based compensation awards	2		$ 18					2		2
Dividends on common shares	(1,496)							(1,496)		(1,496)
Dividends on preferred shares and other	(66)							(65)		(65)	(1)
Other	(322)							(322)		(322)
Net income	3,509							3,504		3,504	5
Total other comprehensive income (loss), net of taxes	(353)							(577)	224	(353)	0	173	233	(182)
Balance at end of period at Jan. 31, 2020	$ 84,061			$ 5,698	$ 17,577	$ 1	$ (72)	$ 56,279	$ 4,472	$ 83,955	$ 106	$ 206	$ 4,454	$ (188)